FINANCIAL INSTRUMENTS - Gain (Loss) on Non-Hedge Derivatives and Warrants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	$ 0.6	$ 2.6
Gains (losses) on non-hedge derivatives and warrants	3.1	(8.0)
Unrealized gains on partial discontinuation of hedging relationship	17.3
Unrealized loss on partial discontinuation of hedging relationship	1.5
Gains on change in fair value of derivatives	1.1
Embedded derivative
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	(1.5)	(6.9)
TARF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	(9.2)	(3.0)
Realized gain (loss) on forward settlements		0.0
Extendible forward arrangement
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	(3.0)	1.8
Realized gain (loss) on forward settlements	1.6	0.0
Crude Oil Derivative Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	16.9	0.0
Other Instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	(0.1)	$ 0.1
Forward Settlements
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	$ (1.0)